Long-Term Payable	6 Months Ended
Dec. 31, 2025
Long-Term Payable [Abstract]
LONG-TERM PAYABLE

Note 7 — LONG-TERM PAYABLE

	As of December 31, 2025	As of June 30, 2025
Long-term payable, current	$—	$507,479

Long-term payable represents the remaining balance for desulfurizing towers of Top Diligence and Top Elegance. which was fully paid off in current period.